UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS World Dividend Fund
	Shares	Value ($)
Common Stocks 99.4%
Australia 4.6%
Metcash Ltd.	1,415,860	5,059,059
Woodside Petroleum Ltd.	118,499	4,173,182
WorleyParsons Ltd.	156,641	4,262,102

(Cost $14,318,483)		13,494,343
Belgium 1.4%
Belgacom SA (Cost $4,525,642)	142,847	4,113,068
Bermuda 3.2%
PartnerRe Ltd. (a) (Cost $8,231,206)	129,966	9,414,737
Canada 14.5%
Bank of Nova Scotia (b)	85,789	4,478,291
Canadian National Railway Co. (b)	56,553	4,989,025
Canadian Natural Resources Ltd.	173,493	4,731,549
Enbridge, Inc. (b)	127,624	5,221,531
Franco-Nevada Corp.	142,301	6,944,419
Telus Corp.	93,395	5,831,774
Toronto-Dominion Bank (b)	53,015	4,172,054
TransCanada Corp. (b)	128,135	5,835,295

(Cost $36,423,729)		42,203,938
Finland 2.7%
Fortum Oyj	160,183	2,680,247
Sampo Oyj "A"	199,073	5,256,475

(Cost $8,739,235)		7,936,722
France 3.9%
Air Liquide SA	40,982	4,566,013
Sanofi	84,244	6,854,509

(Cost $9,507,902)		11,420,522
Germany 4.7%
Rhoen-Klinikum AG	443,006	9,539,804
Wincor Nixdorf AG (b)	107,771	4,094,970

(Cost $15,733,497)		13,634,774
Japan 2.1%
NTT DoCoMo, Inc. (Cost $5,868,594)	3,579	5,994,469
Korea 1.1%
SK Telecom Co., Ltd. (ADR) (Cost $4,094,197)	240,778	3,339,591
Netherlands 5.5%
Koninklijke (Royal) KPN NV (b)	174,812	1,432,667
Koninklijke Philips Electronics NV	270,577	5,932,898
Unilever NV (CVA)	142,955	4,954,302
Wolters Kluwer NV	231,536	3,841,930

(Cost $17,721,701)		16,161,797
Poland 1.5%
Powszechny Zaklad Ubezpieczen SA (b) (Cost $3,803,117)	40,413	4,269,229
Singapore 1.0%
Singapore Post Ltd. (b) (Cost $3,051,369)	3,447,698	2,906,412
Switzerland 7.8%
Nestle SA (Registered)	78,516	4,824,492
Novartis AG (Registered)	78,577	4,605,138
Roche Holding AG (Genusschein)	34,917	6,183,047
Transocean Ltd. (a)	151,601	7,099,475

(Cost $21,295,045)		22,712,152
Taiwan 2.8%
Chunghwa Telecom Co., Ltd. (ADR)	90,912	2,697,359
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	381,550	5,330,254

(Cost $6,890,337)		8,027,613
United Kingdom 11.9%
BAE Systems PLC	675,719	3,262,501
British American Tobacco PLC	152,292	8,090,708
Imperial Tobacco Group PLC	116,935	4,538,732
National Grid PLC	421,487	4,371,640
Pearson PLC (b)	296,968	5,560,067
Smiths Group PLC	306,528	5,110,302
Vodafone Group PLC	1,313,606	3,753,036

(Cost $28,998,166)		34,686,986
United States 30.7%
Air Products & Chemicals, Inc.	69,465	5,587,070
Altria Group, Inc.	187,845	6,756,785
AT&T, Inc.	95,547	3,623,142
Automatic Data Processing, Inc.	60,368	3,413,810
ConocoPhillips	116,024	6,316,347
Diebold, Inc.	148,744	4,811,868
Exelon Corp.	79,717	3,118,529
FirstEnergy Corp.	77,932	3,913,745
Genuine Parts Co.	56,574	3,622,433
Intel Corp.	346,820	8,913,274
PepsiCo, Inc.	142,268	10,347,152
Phillips 66	98,390	3,699,464
Procter & Gamble Co.	145,658	9,400,767
Sealed Air Corp.	213,019	3,450,908
Sonoco Products Co.	91,250	2,765,788
UGI Corp.	181,692	5,568,860
VF Corp.	27,295	4,075,143

(Cost $79,262,458)		89,385,085

Total Common Stocks (Cost $268,464,678)		289,701,438
Securities Lending Collateral 11.5%
Daily Assets Fund Institutional, 0.25% (c) (d) (Cost $33,552,170)	33,552,170	33,552,170
Cash Equivalents 0.1%
Central Cash Management Fund, 0.14% (c) (Cost $255,348)	255,348	255,348

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $302,272,196) †	111.0	323,508,956
Other Assets and Liabilities, Net	(11.0)	(32,171,173)

Net Assets	100.0	291,337,783

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $303,426,348.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $20,082,608.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,715,390 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,632,782.

(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $31,846,598, which is 10.9% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At July 31, 2012 the DWS World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Staples	53,971,997	18.6%
Energy	41,338,945	14.3%
Telecommunication Services	30,785,106	10.6%
Financials	27,590,786	9.5%
Health Care	27,182,498	9.4%
Information Technology	26,564,176	9.2%
Materials	23,314,198	8.0%
Industrials	22,201,138	7.7%
Utilities	19,653,021	6.8%
Consumer Discretionary	17,099,573	5.9%
Total	289,701,438	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$13,494,343	$—	$13,494,343
Belgium	—	4,113,068	—	4,113,068
Bermuda	9,414,737	—	—	9,414,737
Canada	42,203,938	—	—	42,203,938
Finland	—	7,936,722	—	7,936,722
France	—	11,420,522	—	11,420,522
Germany	—	13,634,774	—	13,634,774
Japan	—	5,994,469	—	5,994,469
Korea	3,339,591	—	—	3,339,591
Netherlands	—	16,161,797	—	16,161,797
Poland	—	4,269,229	—	4,269,229
Singapore	—	2,906,412	—	2,906,412
Switzerland	7,099,475	15,612,677	—	22,712,152
Taiwan	8,027,613	—	—	8,027,613
United Kingdom	—	34,686,986	—	34,686,986
United States	89,385,085	—	—	89,385,085
Short-Term Investments(e)	33,807,518	—	—	33,807,518
Total	$193,277,957	$130,230,999	$—	$323,508,956

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012